Accounts Receivable	6 Months Ended
Sep. 30, 2024
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE
3.	ACCOUNTS RECEIVABLE

Accounts receivable amounted to $3,256,687 and $2,750,214 as of September 30, 2024 and March 31, 2024, respectively. There was no allowance for credit losses recorded for both years as all of the accounts receivable balance as of September 30, 2024 and March 31, 2024 were considered collectible.

Approximately 96.7% or US$3.15 million of the September 30, 2024 accounts receivable balance has been subsequently collected as of the date the Company’s unaudited condensed consolidated financial statements are released. The following table summarizes the Company’s outstanding accounts receivable and subsequent collection by aging bucket:

	Balance as of		% of
	September 30, 2024	Subsequent Collection	subsequent collection
Accounts receivable by aging bucket	(Unaudited)
Overdue	$671,953	$670,188	99.7%
Not yet due	2,584,734	2,478,978	95.9%
Total gross accounts receivable	3,256,687	3,149,166	96.7%
Allowance for credit losses	—	—	—
Accounts receivable, net	$3,256,687	$3,149,166	96.7%